Property and equipment (FY) (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, at Cost
Property and equipment consists of the following:

	December 31,
(in millions)	2016	2015
Land and buildings	$184.7	$200.0
Furniture	70.4	71.9
Equipment(1)	801.4	773.0
Computer software	1,926.0	1,733.8
Leasehold improvements	240.5	229.0
Total property and equipment	3,223.0	3,007.7
Less accumulated depreciation(1)	1,949.4	1,716.4
Property and equipment, net	$1,273.6	$1,291.3

(1)	Includes gross assets of $51.3 million and $50.4 million and accumulated depreciation of $21.2 million and $9.0 million related to capital lease assets as of December 31, 2016 and 2015, respectively.